Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital
Share Capital
9.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the three and six months ended June 30, 2025 and 2024, the Company had the following equity transactions:

On November 17, 2023, the Company announced the establishment of an at-the-market ("ATM") equity program allowing the Company to issue and sell, up to $50 million of common shares from treasury to the public.

During the three and six months ended June 30, 2025, the Company issued a total of 6,551,590 and 11,162,960 common shares, respectively, under the ATM program at an average price of $1.72 and $1.66, respectively per share, resulting in gross proceeds of $11.3 million and $18.5 million, respectively, and net proceeds of $11.0 million and $18.0 million, respectively. This includes 82,500 common shares for which trades were executed on June 30, 2025 but settled subsequent to period end, generating gross and net proceeds of $0.2 million and $0.2 million, respectively. The related receivable is presented within Other current assets on the Company's condensed consolidated interim statements of financial position.

During the three and six months ended June 30, 2024, the Company issued a total of 1,142,500 and 9,186,700 common shares, respectively, at an average price of $1.33 and $1.38, respectively, per share, under the ATM program, providing gross proceeds of $1.6 million and $12.7 million, respectively, and net proceeds of $1.4 million and $12.1 million, respectively.

As at June 30, 2025 the Company had issued a total of 25,327,409 common shares under the ATM program for gross and net proceeds of $40.9 million and $38.7 million, respectively.

Options

The Company has a stock option plan in place which authorizes option grants to officers, directors, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company pursuant to awards issued under the stock option plan and any other equity compensation arrangements. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSXV. The options can be granted for a maximum term of 10 years and generally have a vesting period of three years.

The weighted average fair value of options granted during the six months ended June 30, 2025 and 2024 was $1.10 and $0.76 per option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six months ended June 30,
	2025	2024
Expected stock price volatility	108%	89%
Risk-free interest rate	4.00%	3.77%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.40	$1.07
Forfeiture rate	—	—

The following table summarizes the option activity for the six months ended June 30, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,556,452	1.40
Options expired	(525,000)	5.83
Balance at June 30, 2025	12,678,698	$2.40

The following table summarizes options outstanding and exercisable at June 30, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	0.55	$2.66	800,000	$2.66
$4.78	200,000	1.05	$4.78	200,000	$4.78
$4.94	200,000	1.68	$4.94	200,000	$4.94
$6.52	170,000	1.71	$6.52	170,000	$6.52
$7.45	100,000	1.78	$7.45	100,000	$7.45
$3.77	3,225,000	2.78	$3.77	3,225,000	$3.77
$3.85	200,000	2.90	$3.85	200,000	$3.85
$2.97	750,000	3.24	$2.97	416,666	$2.97
$1.07	100,000	3.80	$1.07	50,000	$1.07
$1.13	1,063,394	4.11	$1.13	—	$1.13
$1.36	2,000,000	4.17	$1.36	666,667	$1.36
$1.42	863,852	4.47	$1.42	300,000	$1.42
$1.35	1,598,853	4.74	$1.35	300,000	$1.35
$1.27	557,599	4.75	$1.27	—	$1.27
$1.78	400,000	4.98	$1.78	—	$1.78
	12,678,698	3.36	$2.40	7,078,333	$3.16
(1)
Options expired on September 4, 2023, however, due to a black-out on insider trading tied to the holder of the options, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Long-term Incentive Plan

The Company has an equity incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors (the "Board"), eligible directors, officers and employees are awarded restricted share units ("RSUs"). The RSUs that are subject to, among other things, the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units ("DSUs"). DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of options, RSUs and DSUs issued pursuant to the Plan and any other equity compensation arrangements.

The following table summarizes the RSU activity for the six months ended June 30, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.32
Forfeited	(35,354)	1.13
Balance at June 30, 2025	3,208,452	$1.26

The following table summarizes the DSU activity for the six months ended June 30, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(633,071)	3.74
Balance at June 30, 2025	2,294,394	$2.53

Share-based compensation expense

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Options	$868	$347	$1,756	$1,157
RSUs	643	—	987	—
DSUs	355	223	543	2,094
Total	$1,866	$570	$3,286	$3,251